Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 4,578,000	$ 4,410,000
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	572,000	547,000
Provision (credit) for loan losses	255,000	(150,000)
Net gains on securities available-for-sale	(99,000)	(105,000)
Amortization Of Net Premiums On Securities Available For Sale	687,000	944,000
Net gains on sales of loans	(798,000)	(722,000)
Originations of loans held for sale	(26,806,000)	(23,997,000)
Proceeds from sales of loans held for sale	(24,786,000)	(25,074,000)
Recognition of mortgage servicing rights	45,000	33,000
Amortization of mortgage servicing rights	67,000	65,000
Net change in mortgage servicing rights valuation allowance	(5,000)	(15,000)
Net (gains) losses on sales of other real estate owned	(89,000)	12,000
Other Real Estate and Assets Available for Sale Write Downs	28,000	225,000
Earnings on bank owned life insurance, net	(426,000)	(431,000)
Amortization of intangible assets	51,000	70,000
ESOP compensation expense	310,000	251,000
Stock based compensation expense	696,000	334,000
Changes in assets and liabilities:
Accrued interest receivable and other assets	(875,000)	399,000
Accrued interest payable and other liabilities	1,034,000	(173,000)
Net Cash Provided by (Used in) Operating Activities	3,921,000	6,705,000
Cash flows from investing activities:
Net changes in interest-earning time deposits at other financial institutions	(6,984,000)	27,000
Proceeds from sales of securities available-for-sale	21,539,000	26,133,000
Proceeds from maturities, calls, and principal repayments of securities available-for-sale	25,475,000	19,662,000
Purchases of securities available-for-sale	(14,835,000)	(34,035,000)
Proceeds from Sale of Federal Home Loan Bank Stock	246,000	100,000
Net change in loans	(38,126,000)	(12,810,000)
Proceeds from sales of other real estate owned	977,000	850,000
Purchase of bank owned life insurance	0	(500,000)
Premises and equipment expenditures, net	(512,000)	(231,000)
Net cash utilized for investing activities	(12,220,000)	(804,000)
Cash flows from financing activities:
Net change in deposits	50,191,000	(5,933,000)
Proceeds from FHLB long-term advances	0	15,000,000
Repayment of FHLB long-term advances	(25,000,000)	(15,000,000)
Net change in FHLB short-term advances	(4,919,000)	(1,858,000)
Net change in short-term borrowings	0	(2,415,000)
Stock options exercised	103,000	28,000
Dividends paid on common stock	(896,000)	(923,000)
Repurchase of common stock	(1,419,000)	(4,321,000)
Net cash provided by (utilized for) financing activities	18,060,000	(15,422,000)
Net increase (decrease) in cash and cash equivalents	9,761,000	(9,521,000)
Cash and cash equivalents at beginning of year	8,698,000	18,219,000
Cash and cash equivalents at end of year	18,459,000	8,698,000
Cash paid during the period for:
Interest paid	2,649,000	3,087,000
Income taxes paid	1,134,000	517,000
Supplemental noncash disclosures:
Transfers from loans receivable to other real estate owned	2,450,000	114,000
Transfer from Fixed Assets to Other Assets	$ 0	$ 479,000